RELATED PARTY TRANSACTIONS (Contribution Agreements) (Detail) - PBF Logistics LP [Member] $ in Millions		Mar. 24, 2019 USD ($)	Jul. 16, 2018 USD ($)	Feb. 15, 2017 USD ($)	Aug. 31, 2016 USD ($)	May 05, 2015 USD ($)	Dec. 02, 2014 USD ($)	Sep. 16, 2014 USD ($)	May 08, 2014
Contribution Agreement I [Member]
Related Party Transaction [Line Items]
Contribution agreement, common units									74,053
Contribution agreement,subordinated common units									15,886,553
Contribution Agreement II [Member]
Related Party Transaction [Line Items]
Contribution agreement, common units								589,536
Contribution agreement, cash								$ 135.0
Contribution agreement, through issuance of common units								$ 15.0
Contribution Agreement III [Member]
Related Party Transaction [Line Items]
Contribution agreement, common units							620,935
Contribution agreement, cash							$ 135.0
Contribution agreement, through issuance of common units							$ 15.0
Contribution Agreement IV [Member]
Related Party Transaction [Line Items]
Contribution agreement, common units						1,288,420
Contribution agreement, cash						$ 112.5
Contribution agreement, through issuance of common units						$ 30.5
Contribution Agreement V [Member]
Related Party Transaction [Line Items]
Assets Contributed					50.00%
Contribution agreement, cash					$ 175.0
Contribution Agreement VI [Member]
Related Party Transaction [Line Items]
Contribution agreement, cash	[1]			$ 11.6
Contribution Agreement VII-X [Member]
Related Party Transaction [Line Items]
Contribution agreement, common units	[2]		1,494,134
Contribution agreement, through issuance of common units	[2]		$ 31.6
Contribution Agreement XI [Member]
Related Party Transaction [Line Items]
Assets Contributed	[3]	50.00%
Contribution agreement, cash	[3]	$ 200.0

[1]	PBF Holding has the option to extend the agreements for up to two additional five-year terms, as applicable.
[2]	The Amended and Restated Rail Agreements, as amended and effective as of January 1, 2018, include the Amended and Restated Delaware City Rail Terminaling Services Agreement and the Amended and Restated Delaware West Ladder Rack Terminaling Services Agreement, each between Delaware City Terminaling Company LLC ("DCTC") and PBF Holding, with the service fees thereunder being adjusted, including the addition of an ancillary fee paid by PBF Holding on an actual cost basis. In determining payments due under the Amended and Restated Rail Agreements, excess volumes throughput under the agreements shall apply against required payments in respect to the minimum throughput commitments on a quarterly basis and, to the extent not previously applied, on an annual basis against the MVCs. Effective January 1, 2019, the existing Amended and Restated Rail Agreements were further amended for the inclusion of services through certain rail infrastructure at the East Coast Storage Assets.
[3]	These commercial agreements with PBFX are considered leases.